CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	Year ended December 31,
	2018	2019

USD cash for immediate withdrawal	5,336	5,766
Non-USD cash for immediate withdrawal	1,380	1,476

	6,716	7,242